GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	100.00%	100.00%	100.00%
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	23.00%	20.00%	40.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	6.00%	8.00%	2.00%
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	1.00%	3.00%	5.00%
Asia Pacific excluding Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	70.00%	69.00%	53.00%